SUBSEQUENT EVENTS (Q3) (Details)				1 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended
	Nov. 03, 2021 USD ($) Intallment	May 07, 2021 USD ($)	May 06, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Nov. 04, 2021 USD ($) Loans	Jul. 31, 2021 USD ($)
Subsequent Event [Abstract]
Loan Commitments						$ 107,292,176	$ 296,946,250
Original issue discount					$ 320,000		$ 12,391,624
Revolving Credit Agreement [Member] | Secured Debt [Member]
Subsequent Event [Abstract]
Loan commitment			$ 40,000,000			$ 40,000,000			$ 50,000,000
Interest rate			8.00%			8.00%
Line of credit expiration date			Jul. 31, 2021			Jul. 31, 2021
First Amendment Revolving Credit Facility [Member] | Secured Debt [Member]
Subsequent Event [Abstract]
Loan commitment		$ 50,000,000
Interest rate		6.00%
Line of credit expiration date		Dec. 31, 2021
Subsequent Event [Member]
Subsequent Event [Abstract]
Number of loans closed | Loans								1
Loan Commitments								$ 50,000,000.0
Loan commitments funded								$ 52,300,000
Subsequent Event [Member] | Public Company E [Member]
Subsequent Event [Abstract]
Net proceeds from sale				$ 5,100,000
Subsequent Event [Member] | Public Company F [Member]
Subsequent Event [Abstract]
Loan Commitments				60,000,000
Subsequent Event [Member] | Senior Term Loan [Member] | Public Company F [Member]
Subsequent Event [Abstract]
Loan Commitments				50,000,000.0
Subsequent Event [Member] | Senior Secured Credit Facility [Member] | Public Company F [Member]
Subsequent Event [Abstract]
Loan commitments funded				48,800,000
Original issue discount				1,200,000
Subsequent Event [Member] | 2027 Senior Notes [Member]
Subsequent Event [Abstract]
Debt instrument, stated percentage	5.75%
Periodic payment	semi-annually
Net proceeds from offering	$ 97,000,000
Debt instrument, percentage of principal redeemed	100.00%
Subsequent Event [Member] | 2027 Senior Notes [Member] | Maximum [Member]
Subsequent Event [Abstract]
Debt service coverage ratio	0.015%
Subsequent Event [Member] | 2027 Senior Notes [Member] | Minimum [Member]
Subsequent Event [Abstract]
Percentage of debt in aggregate principal	60.00%
Secured debt of percentage in aggregate principal	25.00%
Subsequent Event [Member] | Second Amendment Revolving Credit Facility [Member]
Subsequent Event [Abstract]
Unused fee, percentage	0.25%
Subsequent Event [Member] | Second Amendment Revolving Credit Facility [Member] | Secured Debt [Member]
Subsequent Event [Abstract]
Periodic payment	quarterly
Loan commitment	$ 75,000,000
Interest rate	4.75%
One-time commitment fee percentage	0.25%
Number of Installment | Intallment	3
Unused fee, percentage	0.25%
Line of credit expiration date	Sep. 30, 2022
Subsequent Event [Member] | Second Tranche [Member] | Public Company F [Member]
Subsequent Event [Abstract]
Loan Commitments				10,000,000
Subsequent Event [Member] | Third Tranche [Member] | Senior Secured Credit Facility [Member] | Public Company F [Member]
Subsequent Event [Abstract]
Loan Commitments				$ 120,000,000